Guarantees and commitments	6 Months Ended
Jun. 30, 2012
Guarantees and commitments
Guarantees and commitments
Note 23 Guarantees and commitments
> Refer to “Note 24 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and to “Note 30 – Guarantees and commitments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2011 for further information.

Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

6M12 (CHF million)

Credit guarantees and similar instruments	3,184	13,872	17,056	16,632		134	2,239

Performance guarantees and similar instruments	4,979	4,566	9,545	8,680		65	3,312

Securities lending indemnifications	14,027	0	14,027	14,027		0	14,027

Derivatives [2]	21,171	10,707	31,878	31,878		1,588	–	[3]

Other guarantees	4,272	1,135	5,407	5,381		3	2,942

Total guarantees	47,633	30,280	77,913	76,598		1,790	22,520

2011 (CHF million)

Credit guarantees and similar instruments	3,267	4,074	7,341	6,606		50	2,451

Performance guarantees and similar instruments	5,470	4,624	10,094	9,184		69	3,345

Securities lending indemnifications	15,005	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	23,800	51,393	51,393		3,650	–	[3]

Other guarantees	3,846	989	4,835	4,799		4	2,241

Total guarantees	55,181	33,487	88,668	86,987		3,773	23,042

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2011 to June 30, 2012 was CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2012 to June 30, 2013, the Bank’s share in the deposit insurance guarantee program based on FINMA’s estimate will be stable at CHF 0.6 billion.

PAF2 transaction
The Bank’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Bank. In 1Q12, the Bank entered into the 2011 Partner Asset Facility (PAF2) transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Bank, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Bank and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The Bank has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The Bank also has a credit support facility with this entity that requires us to provide funding to it in certain circumstances. Under the facility, the Bank may be required to fund payments or costs related to amounts due by the entity under the CDS, and any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Bank. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. The transaction overall is a four-year transaction, but can be extended to nine years. The Bank has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2012 by counterparty type, the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 6M12, and the realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.4

Non-agency securitizations	129.7	[2]

Total	160.3

1 Primarily banks. 2 The outstanding balance of residential mortgage loans as of June 30, 2012 was USD 29.6 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2012 is attributable to borrower payments of USD 83.7 billion and losses of USD 16.4 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	6M12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743

New claims	36	22	777	835

Claims settled through repurchases	(3)	0	(5)	(8)	[1]

Other settlements	(4)	(1)	(8)	(13)	[2]

Total claims settled	(7)	(1)	(13)	(21)

Claims rescinded	(26)	(5)	0	(31)

Transfers to arbitration and litigation [3]	0	0	(156)	(156)

Balance at end of period	71	448	851	1,370

1 Settled at a repurchased price of USD 9 million. 2 Settled at USD 10 million. 3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
	6M12

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59

Increase/(decrease) in provisions, net	16

Realized losses [2]	(19)

Balance at end of period	56	[3]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Mainly related to non-agency securitizations and government-sponsored enterprises.

Realized losses from repurchase of residential mortgage loans sold
in	6M12		6M11

Realized losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	(19)	[1]	(3)	[2]

1 Primarily related to non-agency securitizations and government-sponsored enterprises. 2 Primarily related to government-sponsored enterprises.

Other commitments
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

6M12 (CHF million)

Irrevocable commitments under documentary credits	4,529	36	4,565		4,358		1,620

Loan commitments	151,782	65,135	216,917	[2]	211,913		145,017

Forward reverse repurchase agreements	47,775	0	47,775		47,775		47,775

Other commitments	1,793	1,806	3,599		3,599		252

Total other commitments	205,879	66,977	272,856		267,645		194,664

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	43	5,681		5,201		2,371

Loan commitments	154,394	62,809	217,203	[2]	211,986		142,339

Forward reverse repurchase agreements	28,885	0	28,885		28,885		28,885

Other commitments	1,430	2,147	3,577		3,577		32

Total other commitments	190,347	64,999	255,346		249,649		173,627

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 131,551 million and CHF 134,901 million of unused credit limits which were revocable at the Bank's sole discretion upon notice to the client at the end of 6M12 and 2011, respectively.

In November 2007, Credit Suisse Brazil, a wholly owned subsidiary of Credit Suisse AG, acquired a majority interest (50% plus one share) in Hedging-Griffo and entered into option arrangements in respect of the remaining equity interests in Hedging-Griffo. In 2Q12, the Bank acquired the remaining equity interests in Hedging-Griffo as contemplated under the existing option arrangements at a final purchase price of BRL 1,248 million (CHF 584 million), gaining full control and ownership of Hedging-Griffo.

> Refer to “Note 3 – Business developments and subsequent events” for further information.